Reinsurance - Insurance Revenues (Details) - Other reinsurers - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross premiums, policy charges and fee income	$ 1,173	$ 1,210	$ 2,240	$ 2,221
Assumed From Other Companies	69	64	210	125
Reinsurance ceded	(801)	(812)	(1,835)	(1,570)
Net Amount	$ 441	$ 462	$ 615	$ 776